Income tax (Details 4) - ARS ($) $ in Millions		12 Months Ended
		Jun. 30, 2018	Jun. 30, 2017
Changes in deferred tax liability (asset) [abstract]
Assets (Liabilities), net at beginning of period		$ (22,739)	$ (19,099)
Business combination and Assets held for sale	[1]	(13)	(18)
Cumulative translation adjustment		(6,132)	(1,440)
Charged / (Credited) to the statements of income		259	(2,070)
Reclassification opening balances			59
Changes of non-controlling interest			(171)
Deconsolidation		2,808
Assets (Liabilities), net at ending of period		(25,817)	(22,739)
Investment Properties And Property, Plant And Equipment [Member]
Changes in deferred tax liability (asset) [abstract]
Assets (Liabilities), net at beginning of period		(24,176)	(20,772)
Business combination and Assets held for sale	[1]	(14)
Cumulative translation adjustment		(6,640)	(1,888)
Charged / (Credited) to the statements of income		(300)	(1,575)
Reclassification opening balances			59
Changes of non-controlling interest
Deconsolidation		2,445
Assets (Liabilities), net at ending of period		(28,685)	(24,176)
Trading Properties [Member]
Changes in deferred tax liability (asset) [abstract]
Assets (Liabilities), net at beginning of period		(99)	(120)
Business combination and Assets held for sale	[1]
Cumulative translation adjustment		(73)	(24)
Charged / (Credited) to the statements of income		20	45
Reclassification opening balances
Changes of non-controlling interest
Deconsolidation
Assets (Liabilities), net at ending of period		(152)	(99)
Trade And Other Receivables [Member]
Changes in deferred tax liability (asset) [abstract]
Assets (Liabilities), net at beginning of period		(305)	(142)
Business combination and Assets held for sale	[1]		(7)
Cumulative translation adjustment
Charged / (Credited) to the statements of income		(81)	(156)
Reclassification opening balances
Changes of non-controlling interest
Deconsolidation
Assets (Liabilities), net at ending of period		(386)	(305)
Investments [Member]
Changes in deferred tax liability (asset) [abstract]
Assets (Liabilities), net at beginning of period		(9)	(10)
Business combination and Assets held for sale	[1]
Cumulative translation adjustment		1	1
Charged / (Credited) to the statements of income		(16)
Reclassification opening balances
Changes of non-controlling interest
Deconsolidation
Assets (Liabilities), net at ending of period		(24)	(9)
Intangible Assets [Member]
Changes in deferred tax liability (asset) [abstract]
Assets (Liabilities), net at beginning of period		(2,682)	(2,860)
Business combination and Assets held for sale	[1]
Cumulative translation adjustment		126	(312)
Charged / (Credited) to the statements of income		433	490
Reclassification opening balances
Changes of non-controlling interest
Deconsolidation		781
Assets (Liabilities), net at ending of period		(1,342)	(2,682)
Others [Member]
Changes in deferred tax liability (asset) [abstract]
Assets (Liabilities), net at beginning of period		(1,204)	(944)
Business combination and Assets held for sale	[1]		36
Cumulative translation adjustment		(1,341)	(122)
Charged / (Credited) to the statements of income		359	(174)
Reclassification opening balances
Changes of non-controlling interest
Deconsolidation
Assets (Liabilities), net at ending of period		(2,186)	(1,204)
Subtotal Liabilities [Member]
Changes in deferred tax liability (asset) [abstract]
Assets (Liabilities), net at beginning of period		(28,475)	(24,848)
Business combination and Assets held for sale	[1]	(14)	29
Cumulative translation adjustment		(7,927)	(2,345)
Charged / (Credited) to the statements of income		415	(1,370)
Reclassification opening balances			59
Changes of non-controlling interest
Deconsolidation		3,226
Assets (Liabilities), net at ending of period		(32,775)	(28,475)
Trade And Other Payables [Member]
Changes in deferred tax liability (asset) [abstract]
Assets (Liabilities), net at beginning of period		2,021	1,774
Business combination and Assets held for sale	[1]
Cumulative translation adjustment		526	281
Charged / (Credited) to the statements of income		(591)	(34)
Reclassification opening balances
Changes of non-controlling interest
Deconsolidation
Assets (Liabilities), net at ending of period		1,956	2,021
Tax Loss Carry-Forwards [member]
Changes in deferred tax liability (asset) [abstract]
Assets (Liabilities), net at beginning of period		2,955	3,251
Business combination and Assets held for sale	[1]	1
Cumulative translation adjustment		746	488
Charged / (Credited) to the statements of income		703	(613)
Reclassification opening balances
Changes of non-controlling interest			(171)
Deconsolidation
Assets (Liabilities), net at ending of period		4,405	2,955
Others [Member]
Changes in deferred tax liability (asset) [abstract]
Assets (Liabilities), net at beginning of period		760	724
Business combination and Assets held for sale	[1]		(47)
Cumulative translation adjustment		523	136
Charged / (Credited) to the statements of income		(268)	(53)
Reclassification opening balances
Changes of non-controlling interest
Deconsolidation		(418)
Assets (Liabilities), net at ending of period		597	760
Subtotal Assets [Member]
Changes in deferred tax liability (asset) [abstract]
Assets (Liabilities), net at beginning of period		5,736	5,749
Business combination and Assets held for sale	[1]	1	(47)
Cumulative translation adjustment		1,795	905
Charged / (Credited) to the statements of income		(156)	(700)
Reclassification opening balances
Changes of non-controlling interest			(171)
Deconsolidation		(418)
Assets (Liabilities), net at ending of period		$ 6,958	$ 5,736

[1]	Includes Ps. 6 for business combination (Note 4) and Ps. 12 for reclassification to assets held for sale (Note 31).